RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,819,287	323,531
Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	346,746
Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,819,287	318,382
Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	193,637
Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		5,149
Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	153,109
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,609,037	5,256,597
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	5,621,961	5,574,979
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,609,037	5,256,597
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	153,109	5,149
Sovereign | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,596,941	1,708,927
Sovereign | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,596,941	1,708,927
Other Public Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets		3,378,438
Other Public Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,696,298
Other Public Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets		3,378,438
Other Public Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,696,298
Corporate | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	67,332	204,625
Corporate | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	266,411
Corporate | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	67,332	204,625
Corporate | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	133,149
Corporate | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	133,262
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	12,096	169,232
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	55,657	118,906
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	80,335
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	12,096	169,232
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	55,657	113,757
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	60,488
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		$ 5,149
Financial Entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 19,847